Income Taxes - Summary of Net Operating Loss Carryforwards (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 4,081,466	$ 4,097,483
Internal Revenue Service (IRS) | Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	2,405,380	2,355,153
Internal Revenue Service (IRS) | States
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	1,656,333	1,715,004
Canada Revenue Agency | Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 19,753	$ 27,326